CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Non-current assets	€ 176,296	€ 201,020
Intangible assets	22,349	25,258
Right of use assets	18,558	19,232
Property, plant and equipment	119,474	138,883
Deferred tax assets	8,326	9,605
Other non-current assets	7,590	8,041
Current assets	222,540	299,012
Inventories	50,232	53,663
Trade receivables	27,813	35,205
Other current assets	34,846	41,874
Cash and cash equivalents	109,650	168,271
TOTAL ASSETS	398,836	500,032
EQUITY
Share capital	26,031	24,378
Share premium	675,940	647,600
Other reserves	83,318	73,203
Retained earnings/(Accumulated deficit)	(563,928)	(551,682)
Profit/(Loss) for the period	(115,192)	(12,247)
TOTAL EQUITY	106,168	181,253
LIABILITIES
Non-current liabilities	199,334	204,199
Borrowings	161,261	166,521
Lease liabilities	25,343	26,432
Refund liabilities	6,684	6,491
Provisions	1,392	546
Deferred tax liabilities	4,409	4,162
Other non-current liabilities	246	46
Current liabilities	93,334	114,580
Borrowings	17,905	20,852
Trade payables and accruals	24,540	35,522
Income tax liability	1	1,742
Tax and Employee-related liabilities	19,555	19,458
Lease liabilities	2,739	2,508
Contract liabilities	432	3,010
Refund liabilities	10,814	19,650
Provisions	11,659	6,686
Other current liabilities	5,689	5,152
TOTAL LIABILITIES	292,668	318,779
TOTAL EQUITY AND LIABILITIES	€ 398,836	€ 500,032